UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Item 1.  Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT -
August 31, 2009 (Unaudited)

COMMON STOCKS – 44.0% Description	Shares	Value
Consumer Discretionary – 3.9%
Diversified Consumer Services – 1.9%
Apollo Group, Inc., Class A (1)	68,100	$4,414,242

Hotels, Restaurants & Leisure – 0.5%
Chipotle Mexican Grill, Inc., Class A (1)	14,000	1,174,320

Multiline Retail – 1.5%
Kohl's Corp. (1)	69,800	3,600,982
		9,189,544

Consumer Staples – 8.3%
Food & Staples Retailing – 5.2%
CVS Caremark Corp.	207,220	7,774,895
Wal-Mart Stores, Inc.	91,400	4,649,518
		12,424,413

Food Products – 3.1%
Bunge, Ltd.	38,600	2,586,586
Kraft Foods, Inc., Class A	76,400	2,165,940
Sanderson Farms, Inc.	62,700	2,608,320
		7,360,846
		19,785,259

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Range Resources Corp.	70,900	3,429,433
SandRidge Energy, Inc. (1)	185,200	2,259,440
		5,688,873

Financials – 4.2%
Insurance – 2.4%
Travelers Cos., Inc.	112,500	5,672,250

Real Estate Investment Trusts – 1.8%
Annaly Capital Management, Inc. - REIT	249,300	4,322,862
		9,995,112

Health Care – 6.9%
Health Care Equipment & Supplies – 3.4%
Mindray Medical International, Ltd. - ADR	152,900	4,724,610
NuVasive, Inc. (1)	83,670	3,352,657
		8,077,267

Health Care Providers & Services – 1.2%
LHC Group, Inc. (1)	117,600	2,875,320

Life Sciences Tools & Services – 2.3%
Thermo Fisher Scientific, Inc. (1)	120,340	5,440,571
		16,393,158

Industrials – 2.1%
Construction & Engineering – 1.0%
Foster Wheeler A.G. (1)	87,000	2,518,650

Machinery – 1.1%
Valmont Industries, Inc.	31,100	2,560,463
		5,079,113

Information Technology – 11.5%
Communications Equipment – 5.6%
F5 Networks, Inc. (1)	130,000	4,483,700
Harris Corp.	82,900	2,879,117
QUALCOMM, Inc.	130,600	6,062,452
		13,425,269

Computers & Peripherals – 1.4%
Synaptics, Inc. (1)	130,400	3,361,712

Electronic Equipment & Instruments – 1.1%
Corning, Inc.	165,800	2,500,264

Software – 3.4%
Activision Blizzard, Inc. (1)	206,700	2,399,787
Microsoft Corp.	174,400	4,298,960
Smith Micro Software, Inc. (1)	116,900	1,350,195
		8,048,942
		27,336,187

Materials – 3.2%
Chemicals – 1.0%
Monsanto Co.	28,000	2,348,640

Metals & Mining – 2.2%
AK Steel Holding Corp.	261,000	5,303,520
		7,652,160

Utilities – 1.5%
Gas Utilities – 1.5%
EQT Corp.	87,300	3,463,191

TOTAL COMMON STOCKS (Cost $91,368,647)		104,582,597

EXCHANGE-TRADED FUNDS – 2.9%
PowerShares DB Crude Oil Double Short ETN (1)	7,300	595,315
SPDR Gold Trust (1)	65,600	6,127,040

Total Exchange-Traded Funds (Cost $6,004,359)		6,722,355

SHORT-TERM INVESTMENTS – 51.4%
UMB Bank Money Market Fiduciary, 0.049% (2)(3)	122,127,903	122,127,903

Total Short-Term Investments (Cost $122,127,903)		122,127,903

Total Investments – 98.3% (Cost $219,500,909)		233,432,855

Segregated Cash with Brokers – 43.4%		103,167,935
Securities Sold Short – (42.7)%		(101,452,711)
Other Assets in excess of Liabilities – 1.0%		2,429,203

Total Net Assets – 100.0%		$237,577,282

(1) Non-income producing security.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2009.
(3) As of the period ended August 31, 2009, 47,008,472 shares valued at $47,008,472 were held in a segregated account as collateral for securities sold short.
REIT - Real Estate Investment Trust
ADR - American Depository Receipt
ETN - Exchange-Traded Note
Percentages indicated are based on net assets.
The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT -
continued

COMMON STOCKS SOLD SHORT – 40.4% Description	Shares	Value
Consumer Discretionary – 17.3%
Diversified Consumer Services – 1.4%
Strayer Education, Inc.	5,200	$1,097,720
Weight Watchers International, Inc.	83,300	2,284,919
		3,382,639

Hotels, Restaurants & Leisure – 6.7%
Buffalo Wild Wings, Inc. (1)	63,000	2,597,490
Cheesecake Factory, Inc. (1)	139,300	2,558,941
PF Chang's China Bistro, Inc. (1)	77,500	2,473,025
Starwood Hotels & Resorts Worldwide, Inc.	163,400	4,866,052
Tim Hortons, Inc.	123,000	3,474,750
		15,970,258

Household Durables – 1.1%
Ethan Allen Interiors, Inc.	88,530	1,375,756
Mohawk Industries, Inc. (1)	25,780	1,292,094
		2,667,850

Internet & Catalog Retail – 3.0%
Amazon.com, Inc. (1)	38,400	3,117,696
NetFlix, Inc. (1)	90,600	3,955,596
		7,073,292

Specialty Retail – 1.5%
Dick's Sporting Goods, Inc. (1)	153,700	3,444,417

Textiles, Apparel & Luxury Goods – 3.6%
Luxottica Group S.p.A. - ADR (1)	69,000	1,673,940
NIKE, Inc., Class B	64,300	3,561,577
Timberland Co., Class A (1)	255,800	3,315,168
		8,550,685
		41,089,141

Health Care – 4.5%
Health Care Equipment & Supplies – 2.9%
IDEXX Laboratories, Inc. (1)	67,000	3,400,920
Wright Medical Group, Inc. (1)	218,200	3,543,568
		6,944,488

Health Care Technology – 1.6%
athenahealth, Inc. (1)	94,000	3,781,620
		10,726,108

Industrials – 5.6%
Machinery – 3.1%
Caterpillar, Inc.	61,900	2,804,689
PACCAR, Inc.	123,700	4,474,229
		7,278,918

Road & Rail – 1.4%
Werner Enterprises, Inc.	194,000	3,391,120

Trading Companies & Distributors – 1.1%
Fastenal Co.	74,200	2,686,040
		13,356,078

Information Technology – 8.7%
Communications Equipment – 1.1%
Research In Motion, Ltd. (1)	37,000	2,703,220

Electronic Equipment & Instruments – 1.1%
AU Optronics Corp. - ADR	134,930	1,330,410
LG Display Co., Ltd. - ADR	87,000	1,259,760
		2,590,170

Internet Software & Services – 0.6%
Baidu, Inc. - ADR (1)	4,000	1,320,240

Semiconductors & Semiconductor Equipment – 4.6%
Applied Materials, Inc.	176,940	2,332,069
Intel Corp.	73,700	1,497,584
Lam Research Corp. (1)	93,690	2,876,283
National Semiconductor Corp.	186,600	2,830,722
Novellus Systems, Inc. (1)	69,470	1,331,045
		10,867,703

Software – 1.3%
Factset Research Systems, Inc.	55,600	3,060,224
		20,541,557

Materials – 4.3%
Metals & Mining – 4.3%
Aluminum Corp. of China, Ltd. - ADR	131,100	3,482,016
Carpenter Technology Corp.	80,000	1,704,800
Reliance Steel & Aluminum Co.	70,400	2,600,576
Worthington Industries, Inc.	190,500	2,508,885
		10,296,277

Total Common Stocks Sold Short (Proceeds $84,972,772)		96,009,161

EXCHANGE-TRADED FUNDS SOLD SHORT – 2.3%
United States Oil Fund LP (1)	151,000	5,443,550

Total Exchange-Traded Funds Sold Short (Proceeds $5,788,647)		5,443,550

TOTAL SECURITIES SOLD SHORT – 42.7% (Proceeds $90,761,419)		$101,452,711

(1) Non-income producing security.
ADR - American Depository Receipt
LP - Limited Partnership
Percentages indicated are based on net assets.
The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT-
August 31, 2009 (Unaudited)

Federal Income Taxes

At August 31, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$219,647,512
Proceeds from securities sold short	(90,676,642)
Unrealized appreciation	$24,012,944
Unrealized depreciation	(21,003,670)
Net unrealized appreciation (depreciation) on investments and securities sold short	$3,009,274

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

Nakoma Absolute Return Fund

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks:
Consumer Discretionary	$9,189,544	$-	$-	$9,189,544
Consumer Staples	19,785,259	-	-	19,785,259
Energy	5,688,873	-	-	5,688,873
Financials	9,995,112	-	-	9,995,112
Health Care	16,393,158	-	-	16,393,158
Industrials	5,079,113	-	-	5,079,113
Information Technology	27,336,187	-	-	27,336,187
Materials	7,652,160	-	-	7,652,160
Utilities	3,463,191	-	-	3,463,191
Exchange-Traded Funds	6,722,355	-	-	6,722,355
Short-Term Investments	122,127,903	-	-	122,127,903
Total Investments	$233,432,855	-	-	$233,432,855

Common Stocks Sold Short:
Consumer Discretionary	41,089,141	-	-	41,089,141
Health Care	10,726,108	-	-	10,726,108
Industrials	13,356,078	-	-	13,356,078
Information Technology	20,541,557	-	-	20,541,557
Materials	10,296,277	-	-	10,296,277
Exchange-Traded Funds Sold Short	5,443,550	-	-	5,443,550
Total Securities Sold Short	$101,452,711	-	-	$101,452,711

The Fund did not hold any Level 2 or Level 3 securities during the quarter ended August 31, 2009.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended August 31, 2009 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
October 5, 2009